Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Auditor's Remuneration [Line Items]
Audit fees payable to PwC	£ 15.4	£ 13.1	£ 11.3
Other audit fees payable	0.6	0.6	0.7
Auditor's remuneration for audit services	16.0	13.7	12.0
Fees for HSBC Bank plc's statutory audit	6.0	5.3	5.5
Fees for other services provided to the group	17.8	17.5	15.6
– audit of the group‘s subsidiaries	9.4	7.8	5.8
– audit-related assurance services	4.4	5.2	5.3
– other assurance services	4.0	4.5	4.5
Auditor's remuneration	23.8	£ 22.8	£ 21.1
HSBC Bank
Auditor's Remuneration [Line Items]
Auditor's remuneration	£ 0.5